Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000029775
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Class A
Trading Symbol	NBIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
AssetsNet	$ 1,784,124,665
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,784,124,665
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	10%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	62.7%
Exchange-Traded Fixed Income Funds	15.6%
Fixed Income Funds	12.1%
Alternative Strategies Funds	3.5%
Exchange-Traded Equity Funds	3.2%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	14.1%
Columbia Contrarian Core Fund, Institutional 3 Class	12.8%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.5%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.8%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.2%
Columbia Overseas Core Fund, Institutional 3 Class	10.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.0%
Columbia Quality Income Fund, Institutional 3 Class	3.3%
Columbia Research Enhanced Emerging Economies ETF	3.2%
Columbia Multi Strategy Alternatives Fund, Institutional Class	2.9%

C000029777
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Class C
Trading Symbol	NBICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$58	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[2]
AssetsNet	$ 1,784,124,665
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,784,124,665
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	10%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	62.7%
Exchange-Traded Fixed Income Funds	15.6%
Fixed Income Funds	12.1%
Alternative Strategies Funds	3.5%
Exchange-Traded Equity Funds	3.2%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	14.1%
Columbia Contrarian Core Fund, Institutional 3 Class	12.8%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.5%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.8%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.2%
Columbia Overseas Core Fund, Institutional 3 Class	10.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.0%
Columbia Quality Income Fund, Institutional 3 Class	3.3%
Columbia Research Enhanced Emerging Economies ETF	3.2%
Columbia Multi Strategy Alternatives Fund, Institutional Class	2.9%

C000029779
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Institutional Class
Trading Symbol	NBGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[3]
AssetsNet	$ 1,784,124,665
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,784,124,665
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	10%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	62.7%
Exchange-Traded Fixed Income Funds	15.6%
Fixed Income Funds	12.1%
Alternative Strategies Funds	3.5%
Exchange-Traded Equity Funds	3.2%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	14.1%
Columbia Contrarian Core Fund, Institutional 3 Class	12.8%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.5%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.8%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.2%
Columbia Overseas Core Fund, Institutional 3 Class	10.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.0%
Columbia Quality Income Fund, Institutional 3 Class	3.3%
Columbia Research Enhanced Emerging Economies ETF	3.2%
Columbia Multi Strategy Alternatives Fund, Institutional Class	2.9%

C000129843
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Institutional 3 Class
Trading Symbol	CPHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$3	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[4]
AssetsNet	$ 1,784,124,665
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,784,124,665
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	10%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	62.7%
Exchange-Traded Fixed Income Funds	15.6%
Fixed Income Funds	12.1%
Alternative Strategies Funds	3.5%
Exchange-Traded Equity Funds	3.2%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	14.1%
Columbia Contrarian Core Fund, Institutional 3 Class	12.8%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.5%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.8%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.2%
Columbia Overseas Core Fund, Institutional 3 Class	10.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.0%
Columbia Quality Income Fund, Institutional 3 Class	3.3%
Columbia Research Enhanced Emerging Economies ETF	3.2%
Columbia Multi Strategy Alternatives Fund, Institutional Class	2.9%

C000029778
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Class R
Trading Symbol	CLBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$33	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[5]
AssetsNet	$ 1,784,124,665
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,784,124,665
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	10%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	62.7%
Exchange-Traded Fixed Income Funds	15.6%
Fixed Income Funds	12.1%
Alternative Strategies Funds	3.5%
Exchange-Traded Equity Funds	3.2%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	14.1%
Columbia Contrarian Core Fund, Institutional 3 Class	12.8%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.5%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.8%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.2%
Columbia Overseas Core Fund, Institutional 3 Class	10.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.0%
Columbia Quality Income Fund, Institutional 3 Class	3.3%
Columbia Research Enhanced Emerging Economies ETF	3.2%
Columbia Multi Strategy Alternatives Fund, Institutional Class	2.9%

C000251871
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Class S
Trading Symbol	NBGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[6]
AssetsNet	$ 1,784,124,665
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,784,124,665
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	10%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	62.7%
Exchange-Traded Fixed Income Funds	15.6%
Fixed Income Funds	12.1%
Alternative Strategies Funds	3.5%
Exchange-Traded Equity Funds	3.2%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	14.1%
Columbia Contrarian Core Fund, Institutional 3 Class	12.8%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.5%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.8%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.2%
Columbia Overseas Core Fund, Institutional 3 Class	10.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.0%
Columbia Quality Income Fund, Institutional 3 Class	3.3%
Columbia Research Enhanced Emerging Economies ETF	3.2%
Columbia Multi Strategy Alternatives Fund, Institutional Class	2.9%

C000029869
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Class A
Trading Symbol	NLGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[7]
AssetsNet	$ 327,190,709
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$327,190,709
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	14%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	38.3%
Fixed Income Funds	26.0%
Exchange-Traded Fixed Income Funds	23.9%
Alternative Strategies Funds	4.9%
Money Market Funds	3.7%
Exchange-Traded Equity Funds	2.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	21.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	10.1%
Columbia Disciplined Core Fund, Institutional 3 Class	7.6%
Columbia Cornerstone Equity Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.5%
Columbia Quality Income Fund, Institutional 3 Class	6.7%
Columbia Overseas Core Fund, Institutional 3 Class	6.7%
Columbia Multi Strategy Alternatives Fund, Institutional Class	4.9%
Columbia High Yield Bond Fund, Institutional 3 Class	3.8%
Columbia Cornerstone Growth Fund, Institutional 3 Class	3.2%

C000029871
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Class C
Trading Symbol	NIICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$59	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[8]
AssetsNet	$ 327,190,709
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$327,190,709
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	14%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	38.3%
Fixed Income Funds	26.0%
Exchange-Traded Fixed Income Funds	23.9%
Alternative Strategies Funds	4.9%
Money Market Funds	3.7%
Exchange-Traded Equity Funds	2.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	21.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	10.1%
Columbia Disciplined Core Fund, Institutional 3 Class	7.6%
Columbia Cornerstone Equity Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.5%
Columbia Quality Income Fund, Institutional 3 Class	6.7%
Columbia Overseas Core Fund, Institutional 3 Class	6.7%
Columbia Multi Strategy Alternatives Fund, Institutional Class	4.9%
Columbia High Yield Bond Fund, Institutional 3 Class	3.8%
Columbia Cornerstone Growth Fund, Institutional 3 Class	3.2%

C000029873
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Institutional Class
Trading Symbol	NIPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[9]
AssetsNet	$ 327,190,709
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$327,190,709
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	14%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	38.3%
Fixed Income Funds	26.0%
Exchange-Traded Fixed Income Funds	23.9%
Alternative Strategies Funds	4.9%
Money Market Funds	3.7%
Exchange-Traded Equity Funds	2.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	21.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	10.1%
Columbia Disciplined Core Fund, Institutional 3 Class	7.6%
Columbia Cornerstone Equity Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.5%
Columbia Quality Income Fund, Institutional 3 Class	6.7%
Columbia Overseas Core Fund, Institutional 3 Class	6.7%
Columbia Multi Strategy Alternatives Fund, Institutional Class	4.9%
Columbia High Yield Bond Fund, Institutional 3 Class	3.8%
Columbia Cornerstone Growth Fund, Institutional 3 Class	3.2%

C000029872
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Class R
Trading Symbol	CLIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[10]
AssetsNet	$ 327,190,709
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$327,190,709
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	14%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	38.3%
Fixed Income Funds	26.0%
Exchange-Traded Fixed Income Funds	23.9%
Alternative Strategies Funds	4.9%
Money Market Funds	3.7%
Exchange-Traded Equity Funds	2.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	21.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	10.1%
Columbia Disciplined Core Fund, Institutional 3 Class	7.6%
Columbia Cornerstone Equity Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.5%
Columbia Quality Income Fund, Institutional 3 Class	6.7%
Columbia Overseas Core Fund, Institutional 3 Class	6.7%
Columbia Multi Strategy Alternatives Fund, Institutional Class	4.9%
Columbia High Yield Bond Fund, Institutional 3 Class	3.8%
Columbia Cornerstone Growth Fund, Institutional 3 Class	3.2%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized